Material accounting policies information - Summary Of Measurement Period Adjustments (Details) - GBP (£) £ in Thousands	Jun. 30, 2024	Jun. 30, 2023		Jun. 09, 2023	May 10, 2023
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill	£ 515,724	£ 239,249	[1]
Intangible assets	127,797	65,473	[1]
Deferred tax assets	18,323	20,926	[1]
Trade and other receivables	193,673	179,550	[1]
Corporation tax receivable	11,402	3,842	[1]
Trade and other payables	116,569	91,828	[1]
Corporation tax payable	8,556	5,402	[1]
Deferred tax liabilities	30,814	14,434	[1]
DEK Corporation Pty Ltd
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill	44,104			£ 45,635
Mudbath & Co Pty Ltd
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill	£ 12,728				£ 12,766
Previously stated
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		240,818
Intangible assets		66,216
Deferred tax assets		20,156
Trade and other receivables		177,866
Corporation tax receivable		4,042
Trade and other payables		91,159
Corporation tax payable		5,940
Deferred tax liabilities		14,623
Measurement period adjustment | DEK Corporation Pty Ltd
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		(1,531)
Intangible assets		(743)
Deferred tax assets		641
Trade and other receivables		1,654
Corporation tax receivable		(200)
Trade and other payables		669
Corporation tax payable		(659)
Deferred tax liabilities		(189)
Measurement period adjustment | Mudbath & Co Pty Ltd
Disclosure Of Measurement Period Adjustments [Line Items]
Goodwill		(38)
Intangible assets		0
Deferred tax assets		129
Trade and other receivables		30
Corporation tax receivable		0
Trade and other payables		0
Corporation tax payable		121
Deferred tax liabilities		£ 0

[1]	(1) Restated to include the effect of revisions arising from provisional to final acquisition accounting for DEK and Mudbath (refer to note 3C for details).